Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures financial instruments at fair value using a three-level hierarchy. As of December 31, 2025 and 2024, the Company had no financial instruments measured at fair value on a recurring basis through the income statement.

Equity Investment in Apollo Technology Capital Corporation — ASC 321. The Company holds an equity investment in Apollo Technology Capital Corporation (“Apollo”), representing approximately 7.5% of Apollo’s issued and outstanding shares, arising from a debt-for-equity exchange recognized on November 14, 2025 (see Note 14). Classification: The investment is classified as an equity security under ASC 321. The Company does not have significant influence over Apollo: there is no board representation, no board nomination rights, no common directors or officers, no shared management, and no governance, veto, or substantive participating rights. The equity method under ASC 323 does not apply. Measurement alternative: Apollo’s shares are not publicly traded and do not have a readily determinable fair value. The Company applies the measurement alternative under ASC 321-10-35-2: the investment is carried at cost of $6,525 thousand, less any impairment, adjusted for observable price changes in orderly transactions for identical or similar investments of the same issuer. No observable price changes have occurred since initial recognition. Impairment assessment at December 31, 2025: Management performed a qualitative impairment assessment supported by an independent external valuation (effective date December 31, 2025), which concluded a fair market value of CAD 124.0 million for 100% of Apollo’s equity. The implied value of the Company’s 7.5% interest is approximately USD 6.8 million, exceeding the carrying value of USD 6.5 million by USD 252,000. No impairment indicators were identified and no impairment charge is required at December 31, 2025. The carrying amounts of cash, short-term deposits, and current liabilities approximate fair value due to their short-term nature.